Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets net	$ 59,290	$ 2,616
Tax credit carryforward, amount	$ 27,700	39,200	$ 34,400
Tax credit carryforward expiration period	2026 years
KOREA, REPUBLIC OF
Deferred income tax assets net	$ 2,200
Foreign tax authority [Member]
Tax credit carryforward, amount	$ 14,200	$ 12,600
Tax credit carryforward expiration period	2027 years